Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Non-Controlling Interest in Subsidiaries [Abstract]
Noncontrolling Interest [Table Text Block]
30. NON-CONTROLLING INTEREST IN SUBSIDIARIES

Non-controlling interest in subsidiaries consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2016	2015
ICDU	$53	$52
Preferred shares of GBPC	34	34
Domlec	25	23
ECI (1)	-	25
	$112	$134
(1) On December 17, 2015, an indirect wholly owned subsidiary of Emera acquired approximately 2.6 million ECI shares, increasing its ownership interest from 80.7 per cent to 95.5 per cent. On March 22, 2016, an indirect wholly-owned subsidiary of Emera acquired 0.7 million ECI shares (which owns 51.9 per cent share of Domlec), increasing Emera's ownership interest in ECI from 95.5 to 100 per cent.

Schedule of Sale of Stock by Subsidiary or Equity Method Investee Disclosure [Table Text Block]
Preferred shares of GBPC:

Authorized:
35,000 non-voting cumulative redeemable variable perpetual preferred shares

	2016		2015
Issued and outstanding:	number of shares	millions of dollars	number of shares	millions of dollars
Outstanding as at December 31	35,000	$34	35,000	$34